Note 9 - Derivative Liabilities	9 Months Ended
Sep. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Note 9 - Derivative Liabilities

As discussed in Note 7 under Convertible Debentures, the Company issued convertible notes payable that provide for the issuance of convertible notes with variable conversion provisions. The conversion terms of the convertible note is variable based on certain factors, such as the future price of the Company’s common stock. The number of shares of common stock to be issued is based on the future price of the Company’s common stock. The number of shares of common stock issuable upon conversion of the promissory note is indeterminate. Due to the fact that the number of shares of common stock issuable could exceed the Company’s authorized share limit, the equity environment is tainted and all additional convertible debentures and warrants are included in the value of the derivative. Pursuant to ASC 815-15 Embedded Derivatives, the fair values of the variable conversion option and warrants and shares to be issued were recorded as derivative liabilities on the issuance date.

The fair values of the Company’s derivative liabilities were estimated at the issuance date and are revalued at each subsequent reporting date, using a lattice model. The Company recorded current derivative liabilities of $325,671 and $-0- at September 30, 2012 and December 31, 2011, respectively. The change in fair value of the derivative liabilities resulted in a loss of $174,860 and $-0- for the nine months ended September 30, 2012 and 2011, respectively, which has been reported as other income (expense) in the condensed statements of operations.

The following presents the derivative liability value by instrument type at September 30, 2012 and December 31, 2011, respectively:

	September 30,	December 31,
	2012	2012
Convertible debentures	$256,892	$–
Common stock warrants	100,968	–
	$357,860	$–

The following is a summary of changes in the fair market value of the derivative liability during the nine months ended September 30, 2012 and the year ended December 31, 2011:

Derivative Liability Total
Balance, December 31, 2011	$–
Increase in derivative value due to issuances of convertible promissory notes	261,441
Increase in derivative value attributable to tainted warrants	64,230
Change in fair market value of derivative liabilities due to the mark to market adjustment	32,189
Balance, September 30, 2012	$357,860

Key inputs and assumptions used to value the convertible debentures and warrants issued during the nine months ended September 30, 2012 and the year ended December 31, 2011:

•	Stock prices on all measurement dates were based on the fair market value and would fluctuate with projected volatility.
•	The warrant exercise prices ranged from $0.15 to $1.00, exercisable over 2 to 3 year periods from the grant date.
•	The holders of the securities would convert monthly to the ownership limit starting at 4.99% increasing by 10% per month.
•	The holders would automatically convert the note at the maximum of 3 times the conversion price if the Company was not in default.
•	The monthly trading volume would reflect historical averages and would increase at 1% per month.
•	The Company would redeem the notes based on availability of alternative financing, increasing 2% monthly to a maximum of 10%.
•	The holder would automatically convert the note at maturity if the registration was effective and the Company was not in default.
•	The computed volatility was projected based on historical volatility.